UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: 5601 Smetana Drive, Suite 707
         Minnetonka, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-887-9253

Signature, Place, and Date of Signing:

  /s/ Maressia Twele     Minnetonka, MN     October 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $190,911 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      292     5423 SH       SOLE                     1050        0     4373
CLAYMORE EXCHANGE-TRD FD TR    GUGG CHINA ALLCP 18385P101      728    36825 SH       SOLE                    36600        0      225
DELAWARE INV MN MUN INC FD I   COM              24610V103      172    13090 SH       SOLE                        0        0    13090
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      906    30000 SH       SOLE                    30000        0        0
ISHARES TR                     DJ SEL DIV INX   464287168     9446   195823 SH       SOLE                   156915        0    38908
ISHARES TR                     FTSE CHINA25 IDX 464287184     1007    32667 SH       SOLE                    25150        0     7517
ISHARES TR                     S&P 500 INDEX    464287200     5419    47661 SH       SOLE                    38220        0     9441
ISHARES TR                     BARCLY USAGG B   464287226    20981   190550 SH       SOLE                   184342        0     6208
ISHARES TR                     MSCI EMERG MKT   464287234     2645    75373 SH       SOLE                    42990        0    32383
ISHARES TR                     IBOXX INV CPBD   464287242    14454   128695 SH       SOLE                   111041        0    17654
ISHARES TR                     BARCLYS 20+ YR   464287432     1331    11020 SH       SOLE                    11020        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     3576    74845 SH       SOLE                    57100        0    17745
ISHARES TR                     S&P MIDCAP 400   464287507     5732    73494 SH       SOLE                    59100        0    14394
ISHARES TR                     COHEN&ST RLTY    464287564     4682    76301 SH       SOLE                    67600        0     8701
ISHARES TR                     RUSSELL1000VAL   464287598     3056    53995 SH       SOLE                    47570        0     6425
ISHARES TR                     RUSSELL1000GRW   464287614     3279    62370 SH       SOLE                    56360        0     6010
ISHARES TR                     RUSL 2000 VALU   464287630      505     8863 SH       SOLE                        0        0     8863
ISHARES TR                     S&P SMLCAP 600   464287804     5242    89548 SH       SOLE                    76210        0    13338
ISHARES TR                     S&P NTL AMTFREE  464288414      877     8222 SH       SOLE                        0        0     8222
ISHARES TR                     S&P DEV EX-US    464288422      755    27230 SH       SOLE                    22000        0     5230
ISHARES TR                     HIGH YLD CORP    464288513    17143   206968 SH       SOLE                   188000        0    18968
ISHARES TR                     US PFD STK IDX   464288687     4212   118278 SH       SOLE                    95220        0    23058
ISHARES TR                     RSSL MCRCP IDX   464288869     2656    67504 SH       SOLE                    56860        0    10644
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     2292    82401 SH       SOLE                    46892        0    35509
NFJ DIVID INT & PREM STRTGY    COM SHS          65337H109      190    12890 SH       SOLE                        0        0    12890
PIMCO ETF TR                   1-5 US TIP IDX   72201R205    13203   249010 SH       SOLE                   230069        0    18941
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583     1369    28000 SH       SOLE                    28000        0        0
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI  73936T557     2542   144824 SH       SOLE                   135684        0     9140
POWERSHARES INDIA ETF TR       INDIA PORT       73935L100      895    49100 SH       SOLE                    49100        0        0
REVENUESHARES ETF TR           LARGECAP FD      761396100      844    40000 SH       SOLE                    40000        0        0
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106     3275    79095 SH       SOLE                    77390        0     1705
SPDR INDEX SHS FDS             S&P INTL ETF     78463X772      499    11220 SH       SOLE                    10800        0      420
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     2926    48677 SH       SOLE                    46505        0     2172
SPDR SERIES TRUST              BRCLYS AGG ETF   78464A649     2284    39200 SH       SOLE                    39200        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    13359   159528 SH       SOLE                   152390        0     7138
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413    12077   233320 SH       SOLE                   233000        0      320
VANGUARD INDEX FDS             MID CAP ETF      922908629     4430    68045 SH       SOLE                    61200        0     6845
VANGUARD INDEX FDS             GROWTH ETF       922908736     1602    28635 SH       SOLE                    25100        0     3535
VANGUARD INDEX FDS             VALUE ETF        922908744      910    19337 SH       SOLE                    16300        0     3037
VANGUARD INDEX FDS             SMALL CP ETF     922908751     1145    18656 SH       SOLE                    14200        0     4456
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4928   137537 SH       SOLE                   123900        0    13637
VANGUARD SCOTTSDALE FDS        LG-TERM COR BD   92206C813      426     5070 SH       SOLE                     3830        0     1240
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858     5781   191885 SH       SOLE                   178250        0    13635
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     1156    28610 SH       SOLE                    25000        0     3610
VANGUARD WORLD FD              MEGA GRWTH IND   921910816      905    20800 SH       SOLE                    20800        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     3894    83002 SH       SOLE                    79950        0     3052
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422      883    48630 SH       SOLE                    47800        0      830